UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-2865

Columbia Funds Trust IV
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)	Columbia Tax-Exempt Insured Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.7%
EDUCATION – 5.4%
Education – 5.4%
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,488,440
NY Dormitory Authority Revenues
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,336,780
UT Weber State University Revenue
	Series 2005,
	Insured: MBIA
	4.250% 04/01/29	1,000,000	947,500
WV University
	Series 2000 A,
	Insured: AMBAC
	(a) 04/01/17	2,480,000	1,551,786
Education Total			7,324,506
EDUCATION TOTAL			7,324,506
HEALTH CARE – 4.1%
Hospitals – 4.1%
TN Knox County Health, Educational & Housing Facilities
	Series 1993,
	Insured: MBIA
	5.250% 01/01/15	5,000,000	5,426,450
WI Health & Educational Facilities Authority
	Waukesha Memorial Hospital,
	Series 1990 B,
	Insured: AMBAC
	7.250% 08/15/19	20,000	20,061
Hospitals Total			5,446,511
HEALTH CARE TOTAL			5,446,511
HOUSING – 0.5%
Single-Family – 0.5%
LA Jefferson Parish Home Mortgage Authority
	Series 1999 B-1, AMT,
	Insured: GNMA
	6.750% 06/01/30	460,000	467,866

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
MA Housing Finance Agency
	Series 1992, AMT,
	Insured: AMBAC
	7.125% 06/01/25	245,000	245,299
Single-Family Total			713,165
HOUSING TOTAL			713,165
OTHER – 11.9%
Pool / Bond Bank – 1.7%
MI Municipal Bond Authority
	Local Government Loan Program,
	Series 1991 C,
	Insured: FSA
	(a) 06/15/15	3,380,000	2,315,739
Pool / Bond Bank Total			2,315,739
Refunded / Escrowed(b) – 10.2%
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity,
	Insured: CGIC
	6.500% 06/15/12	530,000	614,646
FL Tampa Bay Water Utility Systems
	Series 1991 I,
	Pre-refunded 10/01/11,
	Insured: FGIC
	8.156% 10/01/23(c)(d)	1,000,000	1,210,870
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	5,810,000	6,639,842
GA Municipal Electric Authority
	Series 1998 Y:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	55,000	62,415
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	10,000	11,248
MI State Certificates of Participation
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	1,000,000	514,740
PA Pottstown Boro Authority
	Sewer Revenue,
	Series 1991 7-B,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 11/01/16	1,000,000	641,990
SC Piedmont Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
	Insured: FGIC
	6.125% 01/01/07	75,000	76,700
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	(a) 12/01/19	1,800,000	991,710
TX Municipal Power Agency
	Series 1989,
	Escrowed to Maturity:
	Insured: AMBAC:
	(a) 09/01/10	350,000	296,457
	(a) 09/01/11	560,000	455,303
	(a) 09/01/12	205,000	159,363
	Insured: MBIA
	(a) 09/01/15	185,000	125,267
WA Public Power Supply System
	Nuclear Project No. 2,
	Series 1992 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/11	2,315,000	1,894,318
Refunded / Escrowed Total			13,694,869
OTHER TOTAL			16,010,608
TAX-BACKED – 49.8%
Local Appropriated – 3.8%
IL Chicago Board Education
	GO Lease Certificates,
	Series 1992 A,
	Insured: MBIA
	6.250% 01/01/15	4,500,000	5,133,555
Local Appropriated Total			5,133,555
Local General Obligations – 21.1%
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	3,974,801
CA Alvord Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/19	1,975,000	2,355,188
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	1,000,000	1,202,530
CA San Ysidro School District
	Insured: FGIC
	(a) 08/01/23	2,330,000	1,076,646
CO El Paso County School District No. 11
	Series 1996,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	7.100% 12/01/18	2,000,000	2,566,860
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Insured: CGIC
	6.500% 06/15/12	470,000	543,635
IL Chicago Public Building Commission
	Series 1999 B,
	Insured: FGIC
	5.250% 12/01/18	1,000,000	1,120,700
IL Chicago
	City Colleges,
	Series 1999,
	Insured: FGIC
	(a) 01/01/14	2,000,000	1,459,320
IL Development Finance Authority
	Elgin School District No. U46,
	Series 2001,
	Insured: FSA
	(a) 01/01/13	2,500,000	1,913,000
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	956,413
KS Wyandotte County
	Unified School District No. 500,
	Insured: FSA
	5.250% 09/01/20	1,000,000	1,136,580
NH Manchester School Facilities
	Series 2004,
	Insured: MBIA
	5.500% 06/01/22	2,000,000	2,350,680
OH Garfield Heights School District
	Series 2001,
	Insured: MBIA
	5.375% 12/15/16	1,740,000	1,964,303
OR Clackamas County School District No. 108 Estacada
	Series 2005,
	Insured: FSA
	5.500% 06/15/24	1,130,000	1,330,552
TN Lincoln County
	Series 2001,
	Insured: FGIC
	5.250% 04/01/16	1,470,000	1,634,199
TX Galveston County
	Series 2001,
	Insured: FGIC
	(a) 02/01/20	1,510,000	819,220
WA Clark County School District No. 37

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/16	3,000,000	1,910,640
Local General Obligations Total			28,315,267
Special Non - Property Tax – 10.9%
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project,
	Series 1993 A,
	Insured: FGIC
	(a) 06/15/16	3,750,000	2,445,750
MA Massachusetts Bay Transportation Authority Sales Tax Revenue
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/26	1,500,000	1,769,415
MI State
	Series 2005,
	Insured: FSA
	5.500% 11/01/20	2,000,000	2,330,460
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,441,510
TX Houston Hotel Occupancy Tax & Special Revenue
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,226,140
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	3,000,000	3,378,630
Special Non - Property Tax Total			14,591,905
State Appropriated – 10.1%
IN Office Building Commission
	Women’s Prison,
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,423,280
NJ Economic Development Authority
	School Facilities Construction,
	Series 2005 K,
	Insured: FGIC
	5.250% 12/15/21	2,000,000	2,275,420
NJ Transportation Trust Fund Authority
	Series 2001 C,
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 3.9%
	5.500% 12/15/15	1,685,000	1,897,124
	State Appropriated Total		13,595,824
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/17	2,500,000	2,965,250
NJ State
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/15/19	2,000,000	2,261,440
State General Obligations Total			5,226,690
TAX-BACKED TOTAL			66,863,241
TRANSPORTATION – 8.5%
Toll Facilities – 2.5%
NJ Turnpike Authority
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	2,941,650
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	375,000	437,535
Toll Facilities Total			3,379,185
Transportation – 6.0%
AZ Mesa
	Street & Highway Revenue,
	Series 2005,
	Insured: FSA
	5.000% 07/01/23	1,000,000	1,113,510
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	6,922,100
Transportation Total			8,035,610
TRANSPORTATION TOTAL			11,414,795
UTILITIES – 17.5%
Joint Power Authority – 10.4%
TX Municipal Power Agency
	Series 1989,
	Insured: AMBAC:
	(a) 09/01/10	2,000,000	1,694,040
	(a) 09/01/11	5,000,000	4,071,800

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
	(a) 09/01/12	2,795,000	2,176,942
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	8,790,000	5,957,422
Joint Power Authority Total			13,900,204
Municipal Electric – 1.8%
AK Anchorage Electric Utilities Revenue
	Senior Lien,
	Series 1993,
	Insured: MBIA
	8.000% 12/01/09	1,000,000	1,151,390
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	935,000	1,058,560
SD Heartland Consumers Power District
	Electric Revenue,
	Insured: FSA
	6.000% 01/01/09	235,000	244,452
Total Municipal Electric			2,454,402
Water & Sewer – 5.3%
FL Saint John’s County Water & Sewer Authority
	Saint Augustine Shores System:
	Series 1991 A,
	Insured: MBIA
	(a) 06/01/13	2,600,000	1,963,364
	Series 1999 A,
	Insured: MBIA
	(a) 06/01/14	1,500,000	1,080,930
GA Atlanta Water & Wastewater Revenue
	Series 1993,
	Insured: FGIC
	5.500% 11/01/22	1,000,000	1,147,110
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	190,000	216,190
GA Milledgeville Water& Sewer
	Water & Sewer Revenue,
	Insured: FSA
	6.000% 12/01/21	1,000,000	1,204,200
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/21	1,015,000	1,175,451
TX Houston Water & Sewer System
	Series 1998 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	Insured: FSA
	(a) 12/01/19	700,000	385,147
	Water & Sewer Total		7,172,392
	UTILITIES TOTAL		23,526,998
	Total Municipal Bonds (cost of $115,816,602)		131,299,824
Short-Term Obligations – 1.6%
VARIABLE RATE DEMAND NOTES (e) – 1.6%
FL Collier County Health Facilities Authority
	Cleveland Clinic Health System,
	Series 2003 C-1,
	LOC: JPMorgan Chase Bank
	2.990% 01/01/35	600,000	600,000
FL Orange County School Board Certificates of Participation
	Series 2000 B,
	Insured: AMBAC
	2.970% 08/01/25	400,000	400,000
MN Higher Education Facilities Authority
	St. Olaf College,
	Series 2002,
	3.000% 10/01/20	300,000	300,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	2.970% 06/01/23	500,000	500,000
OH University Toledo
	Series 2002,
	Insured: FGIC
	3.000% 06/01/32	200,000	200,000
WI Health & Educational Facilities Authority
	ProHealth Care, Inc.,
	Series 2001 B,
	3.000% 08/15/30	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		2,100,000
	Total Short-Term Obligations (cost of $2,100,000)		2,100,000

Total Investments – 99.3% (cost of $117,916,602)(f)(g)	133,399,824
Other Assets & Liabilities, Net – 0.7%	992,721
Net Assets – 100.0%	134,392,545

Notes to Investment Portfolio:

*      Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.

(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2006, the value of this security represents 0.9 of net assets.

Security	Acquisition Date	Acquisition Cost
FL Tampa Bay Water Utility Systems, Pre-refunded 10/01/11, Series 1991 I, 8.156% 10/01/23	09/29/99	$993,440

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rate as of February 28, 2006.

(f)	Cost for federal income tax purposes is $117,666,688.

(g)	Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$15,759,981	$(26,845)	$15,733,136)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)	Columbia Utilities Fund

		Shares	Value ($)*
Common Stocks – 84.3%
CONSUMER DISCRETIONARY – 2.7%
Media – 2.7%
	Comcast Corp., Class A (a)	397,700	10,670,291
Media Total			10,670,291
CONSUMER DISCRETIONARY TOTAL			10,670,291
UTILITIES – 81.6%
Diversified Telecommunication Services – 18.8%
	AT&T, Inc.	957,000	26,403,630
	BellSouth Corp.	498,000	15,726,840
	CenturyTel, Inc.	30,000	1,079,400
	Citizens Communications Co.	72,200	963,870
	New Skies Satellites Holdings Ltd.	76,000	1,675,800
	Qwest Communications International, Inc. (a)	420,800	2,659,456
	Verizon Communications, Inc.	733,011	24,702,471
Diversified Telecommunication Services Total			73,211,467
Electric Utilities – 26.2%
	Allegheny Energy, Inc. (a)	65,000	2,324,400
	American Electric Power Co., Inc.	225,900	8,245,350
	Cinergy Corp.	140,900	6,210,872
	Edison International	246,000	10,912,560
	Entergy Corp.	97,400	7,062,474
	Exelon Corp.	263,900	15,071,329
	FirstEnergy Corp.	128,200	6,548,456
	FPL Group, Inc.	306,400	12,847,352
	Pinnacle West Capital Corp.	70,600	2,898,130
	PPL Corp.	214,200	6,811,560
	Progress Energy, Inc.	126,000	5,591,880
	Southern Co.	517,300	17,603,719
Electric Utilities Total			102,128,082
Gas Utilities – 0.0%
	Nicor, Inc.	100	4,293
	Peoples Energy Corp.	100	3,671
Gas Utilities Total			7,964
Independent Power Producers & Energy Traders – 10.7%
	AES Corp. (a)	231,200	3,999,760
	Calpine Corp. (a)	385,600	86,760
	Constellation Energy Group, Inc.	121,400	7,131,036
	Duke Energy Corp.	363,700	10,329,080
	Dynegy, Inc., Class A (a)	365,100	1,975,191

1

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – (continued)
	TXU Corp.	347,000	18,179,330
Independent Power Producers & Energy Traders Total			41,701,157
Multi – Utilities – 20.4%
	Ameren Corp.	42,800	2,168,676
	CenterPoint Energy, Inc.	202,500	2,626,425
	CMS Energy Corp. (a)	125,700	1,769,856
	Consolidated Edison, Inc.	48,000	2,201,760
	Dominion Resources, Inc.	197,500	14,832,250
	DTE Energy Co.	13,400	580,220
	KeySpan Corp.	100	4,075
	NiSource, Inc.	185,300	3,804,209
	PG&E Corp.	311,600	11,856,380
	Public Service Enterprise Group, Inc.	392,300	27,221,697
	Sempra Energy	123,600	5,913,024
	TECO Energy, Inc.	113,500	1,936,310
	Xcel Energy, Inc.	263,500	4,890,560
Multi – Utilities Total			79,805,442
Wireless Telecommunication Services – 5.5%
	ALLTEL Corp.	66,500	4,199,475
	Centennial Communications Corp.	561,900	4,264,821
	Sprint Nextel Corp.	544,600	13,086,738
Wireless Telecommunication Services Total			21,551,034
UTILITIES TOTAL			318,405,146
	Total Common Stocks (cost of $264,007,879)		329,075,437
Preferred Stocks – 0.6%
UTILITIES – 0.6%
Electric Utilities – 0.6%
	Entergy Arkansas, Inc., 7.880%	4,400	451,000
	Entergy Gulf States, Inc., 7.560%	10,000	1,000,000
	Northern Indiana Public Service Co., 7.440%	9,000	909,000
Electric Utilities Total			2,360,000
UTILITIES TOTAL			2,360,000
	Total Preferred Stocks (cost of $2,324,562)		2,360,000

2

		Shares	Value ($)
Adjustable Rate Preferred Stock – 0.1%
UTILITIES – 0.1%
Electric Utilities – 0.1%
	Entergy Gulf States Inc., Series A, 7.000% (b)	4,491	448,679
Electric Utilities Total			448,679
UTILITIES TOTAL			448,679
	Total Adjustable Rate Preferred Stock (cost of $465,380)		448,679

Warrants – 0.0%
UTILITIES – 0.0%

Diversified Telecommunication Services – 0.0%
	Lucent Technologies, Inc., Expires 12/10/07 (a)	10,439	6,002
Diversified Telecommunication Services Total			6,002
UTILITIES TOTAL			6,002
	Total Warrants (cost of $16,389)		6,002

		Par ($)
Short-Term Obligation – 14.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note maturing 10/15/09, market value of $59,085,571 (repurchase proceeds $57,933,144)	57,926,000	57,926,000
	Total Short-Term Obligation (cost of $57,926,000)		57,926,000

3

Total Investments– 99.9% (cost of $324,740,210) (c)(d)	389,816,118
Other Assets & Liabilities, Net – 0.1%	552,163
Net Assets – 100.0%	390,368,281

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Adjustable rate preferred stock. The interest rate shown reflects the rate as of February 28, 2006.
(c)	Cost for federal income tax purposes is $324,740,210.
(d)	Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

	$83,920,553	$(18,844,645)	$65,075,908

4

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust IV

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006